COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Leases
As of December 31, 2018, future minimum rental payments under non-cancelable operating leases are as follows:

Year	Amount
2019	$1,551
2020	1,488
2021	1,330
2022	1,224
2023 and after	2,719
Total	$8,312